Subsidiary guarantee information (Details 3) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011
Assets (CHF million)
Cash and due from banks	56,584	57,242	61,763	99,038
Interest-bearing deposits with banks	1,563	1,781	1,945	2,328
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	173,404	180,513	183,455	226,864
Securities received as collateral	21,675	33,199	30,045	30,191
Trading assets	245,834	264,201	256,399	284,058
Investment securities	3,546	3,428	3,498	5,326
Other investments	11,628	12,084	12,022	12,773
Net loans	246,186	248,995	242,223	239,164
Premises and equipment	5,459	5,593	5,618	6,846
Goodwill	8,554	8,584	8,389	8,665
Other intangible assets	237	256	243	278
Brokerage receivables	72,247	58,538	45,768	50,411
Other assets	72,986	72,204	72,912	77,513
Total assets	919,903	946,618	924,280	1,043,455
Liabilities and equity (CHF million)
Due to banks	29,440	35,033	31,014	41,325
Customer deposits	328,389	316,681	308,312	312,683
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	99,073	127,182	132,721	189,266
Obligation to return securities received as collateral	21,675	33,199	30,045	30,191
Trading liabilities	89,917	91,490	90,816	115,782
Short-term borrowings	20,976	24,657	18,641	19,184
Long-term debt	133,505	143,094	148,134	154,838
Brokerage payables	91,404	73,466	64,676	75,822
Other liabilities	56,117	56,870	57,637	62,259
Total liabilities	870,496	901,672	881,996	1,001,350
Total shareholders' equity	42,402	37,825	35,498	34,774
Noncontrolling interests	7,005	7,121	6,786	7,331
Total equity	49,407	44,946	42,284	42,105	40,864	41,085
Total liabilities and equity	919,903	946,618	924,280	1,043,455
Credit Suisse (USA), Inc - Consolidated
Assets (CHF million)
Cash and due from banks	4,942		4,388
Interest-bearing deposits with banks	86		86
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	121,158		124,976
Securities received as collateral	22,502		34,980
Trading assets	86,589		87,958
Investment securities	0		0
Other investments	5,801		5,899
Net loans	21,967		22,945
Premises and equipment	1,026		1,062
Goodwill	601		581
Other intangible assets	86		77
Brokerage receivables	37,474		20,545
Other assets	19,835		15,469
Total assets	322,067		318,966
Liabilities and equity (CHF million)
Due to banks	247		164
Customer deposits	0		1
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	111,386		127,666
Obligation to return securities received as collateral	22,502		34,980
Trading liabilities	19,154		23,332
Short-term borrowings	29,994		20,102
Long-term debt	36,228		35,485
Brokerage payables	68,473		44,400
Other liabilities	11,811		12,008
Total liabilities	299,795		298,138
Total shareholders' equity	18,531		17,318
Noncontrolling interests	3,741		3,510
Total equity	22,272		20,828
Total liabilities and equity	322,067		318,966
Bank parent company and other subsidiaries
Assets (CHF million)
Cash and due from banks	52,587		56,988
Interest-bearing deposits with banks	2,222		3,633
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	52,237		58,470
Securities received as collateral	(827)		(4,935)
Trading assets	159,423		168,644
Investment securities	2,072		1,939
Other investments	5,629		5,917
Net loans	207,776		204,553
Premises and equipment	4,234		4,354
Goodwill	7,075		6,929
Other intangible assets	151		166
Brokerage receivables	34,772		25,223
Other assets	52,798		57,313
Total assets	580,149		589,194
Liabilities and equity (CHF million)
Due to banks	29,307		30,410
Customer deposits	316,482		297,689
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(12,313)		5,055
Obligation to return securities received as collateral	(827)		(4,935)
Trading liabilities	70,789		67,759
Short-term borrowings	(9,018)		(5,264)
Long-term debt	96,561		111,512
Brokerage payables	22,931		20,276
Other liabilities	44,052		45,359
Total liabilities	557,964		567,861
Total shareholders' equity	18,056		17,449
Noncontrolling interests	4,129		3,884
Total equity	22,185		21,333
Total liabilities and equity	580,149		589,194
Bank
Assets (CHF million)
Cash and due from banks	57,529		61,376
Interest-bearing deposits with banks	2,308		3,719
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	173,395		183,446
Securities received as collateral	21,675		30,045
Trading assets	246,012		256,602
Investment securities	2,072		1,939
Other investments	11,430		11,816
Net loans	229,743		227,498
Premises and equipment	5,260		5,416
Goodwill	7,676		7,510
Other intangible assets	237		243
Brokerage receivables	72,246		45,768
Other assets	72,633		72,782
Total assets	902,216		908,160
Liabilities and equity (CHF million)
Due to banks	29,554		30,574
Customer deposits	316,482		297,690
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	99,073		132,721
Obligation to return securities received as collateral	21,675		30,045
Trading liabilities	89,943		91,091
Short-term borrowings	20,976		14,838
Long-term debt	132,789		146,997
Brokerage payables	91,404		64,676
Other liabilities	55,863		57,367
Total liabilities	857,759		865,999
Total shareholders' equity	36,587		34,767
Noncontrolling interests	7,870		7,394
Total equity	44,457		42,161
Total liabilities and equity	902,216		908,160
Group parent company
Assets (CHF million)
Cash and due from banks	3		19
Interest-bearing deposits with banks	0		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Securities received as collateral	0		0
Trading assets	0		0
Investment securities	0		0
Other investments	40,916		35,088
Net loans	4,175		4,459
Premises and equipment	0		0
Goodwill	0		0
Other intangible assets	0		0
Brokerage receivables	0		0
Other assets	242		173
Total assets	45,336		39,739
Liabilities and equity (CHF million)
Due to banks	2,451		3,753
Customer deposits	0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	0		0
Trading liabilities	0		0
Short-term borrowings	0		0
Long-term debt	418		437
Brokerage payables	0		0
Other liabilities	65		51
Total liabilities	2,934		4,241
Total shareholders' equity	42,402		35,498
Noncontrolling interests	0		0
Total equity	42,402		35,498
Total liabilities and equity	45,336		39,739
Other Group subsidiaries
Assets (CHF million)
Cash and due from banks	(948)		368
Interest-bearing deposits with banks	(745)		(1,774)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	9		9
Securities received as collateral	0		0
Trading assets	(178)		(203)
Investment securities	1,474		1,559
Other investments	(40,718)		(34,882)
Net loans	12,268		10,266
Premises and equipment	199		202
Goodwill	878		879
Other intangible assets	0		0
Brokerage receivables	1		0
Other assets	111		(43)
Total assets	(27,649)		(23,619)
Liabilities and equity (CHF million)
Due to banks	(2,565)		(3,313)
Customer deposits	11,907		10,622
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	0		0
Trading liabilities	(26)		(275)
Short-term borrowings	0		3,803
Long-term debt	298		700
Brokerage payables	0		0
Other liabilities	189		219
Total liabilities	9,803		11,756
Total shareholders' equity	(36,587)		(34,767)
Noncontrolling interests	(865)		(608)
Total equity	(37,452)		(35,375)
Total liabilities and equity	(27,649)		(23,619)